Document And Entity Information	Oct. 24, 2022
Document Information [Line Items]
Entity, Registrant Name	The Marygold Companies, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 24, 2022
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-29913
Entity, Tax Identification Number	90-1133909
Entity, Address, Address Line One	120 Calle Iglesia,
Entity, Address, Address Line Two	Unit B
Entity, Address, City or Town	San Clemente
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92672
City Area Code	949
Local Phone Number	429-5370
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock
Trading Symbol	MGLD
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001005101